Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
SEGMENT INFORMATION
NOTE 19: SEGMENT INFORMATION

Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Acquisition's reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Asia	$167,670	$158,441	$131,263
Europe	40,875	23,949	16,881
United States	56,332	20,007	2,953

Total Revenue	$264,877	$202,397	$151,097